Document and Entity Information	Jun. 15, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001578776
Document Type	8-K
Document Period End Date	Jun. 15, 2022
Entity Registrant Name	Prudential Bancorp, Inc.
Entity Incorporation State Country Code	PA
Entity File Number	000-55084
Entity Tax Identification Number	46-2935427
Entity Address, Address Line One	1834 West Oregon Avenue
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19145
City Area Code	(215)
Local Phone Number	755-1500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	PBIP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false